UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Real Estate Income Fund
JRS
Nuveen Real Asset Income and Growth Fund
JRI

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen Real Estate Income Fund (JRS)
Semi-annual Shareholder Report for the period ending June 30, 2023
The Nuveen Real Estate Income Fund (JRS) seek to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s investments in REITs into regular quarterly distributions. Following is a discussion of the Managed Distribution
Policy the Fund uses to achieve this.
The Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Fund’s regular common share distributions (presently $0.1700 per share) may be derived from a variety of sources, including:
distributions from portfolio companies (REITs),
realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-
term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Fund’s Managed Distribution Policy could change.
When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-
term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website
(www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy. The Fund’s actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund’s actual total returns. The
Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed
Distribution Policy.

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Fund Leverage 6
Common Share Information 7
About the Funds’ Benchmarks 10
Performance Overview and Holdings Summaries 12
Portfolios of Investments 16
Statement of Assets and Liabilities 35
Statement of Operations 36
Statement of Changes in Net Assets 37
Statement of Cash Flows 38
Financial Highlights 40
Notes to Financial Statements 43
Risk Considerations 54
Additional Fund Information 55
Glossary of Terms Used in this Report 56
Annual Investment Management Agreement Approval Process 57

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to July
2023, the Fed raised the target fed funds rate by 5.25% to a range of 5.25% to 5.50%. Even with a brief pause in June 2023, this has been one of the fastest interest rate hiking cycles in the Fed’s history. Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain above the levels that central banks consider supportive of their economies’ long-term growth, particularly when looking at core inflation measures, which exclude volatile food and energy prices.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product accelerated to 2.4% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages and continue to assess the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First
Republic Bank) and major European bank Credit Suisse in March 2023.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the June 2023 meeting to assess the effects of monetary policy on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the
U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
August 22, 2023

Important Notices

Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s December 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Portfolio Manager Update for JRS
Effective June 30, 2023, Kenneth Statz retired from Security Capital Research & Management Incorporated and no longer serves as a portfolio manager of the Fund. Anthony Manno Jr., Kevin Bedell and Nathan Gear continue to serve as portfolio managers of the
Fund.

Fund Leverage
IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage contributed to relative performance over this reporting period. In addition, JRI’s use of leverage was accretive to overall common share income.
The Funds also continued to use interest rate swap contracts to partially hedge the interest cost of leverage. The interest rate swaps contributed to relative performance during the reporting period.
As of June 30, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment
Company Act of 1940.
THE FUNDS’ REGULATORY LEVERAGE
Bank Borrowings
As noted previously, the Funds employ leverage through the use of bank borrowings. The Funds’ bank borrowings activities are as shown in the accompanying table.
Refer to Notes to Financial Statements for further details.
JRS JRI
Effective Leverage
*
27.85% 29.86%
Regulatory Leverage
*
27.85% 29.86%
Current Reporting Period Subsequent to the Close of the Reporting Period
Fund
Outstanding
Balance as of
January 1, 2023 Draws Paydowns
Outstanding
Balance as of
June 30, 2023
Average
Balance
Outstanding Draws Paydowns
Outstanding
Balance as of
August 22, 2023
JRS $104,400,000 $ - $(10,000,000) $94,400,000 $98,930,387 $- $- $ 94,400,000
JRI $166,985,000 $ - $  (9,590,000) $157,395,000 $162,392,901 $- $- $157,395,000

Common Share Information

JRS DISTRIBUTION INFORMATION
The following 19(a) Notice presents JRS’s most current distribution information as of May 31, 2023 as required by certain exempted regulatory relief the Fund has received.
Because the ultimate tax character of your distributions depends on the Fund’s performance for its entire fiscal year (which is the calendar year for the Fund) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Fund’s IRS Form 1099 statement.
DISTRIBUTION INFORMATION – AS OF MAY 31, 2023
JRS makes regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the
Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the
Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the
Fund’s Managed Distribution Policy.
The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that the Fund has distributed more than its income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to
be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes, which will be based on the information from the issuer of the security. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
The following table provides information regarding the JRS’s distributions and total return performance over various time periods.
This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
Data as of May 31, 2023
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
Fund
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
JRS (FYE 12/31)
Current Quarter $0.1700 $0.0281 $0.0000 $0.0000 $0.1419 16.60% 0.00% 0.00% 83.40%
Fiscal YTD $0.3400 $0.0563 $0.0000 $0.0000 $0.2837 16.60% 0.00% 0.00% 83.40%
1 Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. JRS owns REIT securities which attribute their distributions to various sources including NII, gains, and return of capital. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

Common Share Information
(continued)

JRI DISTRIBUTION INFORMATION
The following information regarding the Fund’s distributions is current as of June 30, 2023. This notice provides shareholders with information regarding Fund distributions, as required by current securities laws. You should not draw any conclusions about the
Fund’s investment performance from the amount of the distribution or from the terms of the Fund’s Managed Distribution Policy.
The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. For all funds, it is estimated that the funds have distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions set forth below are only estimates and are not being provided for tax reporting purposes.
The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form
1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes, which will be based on the information from the issuer of the security. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
The following table provides information regarding the Fund’s common share distributions and total return performance over various time periods. This information is intended to help you better understand whether the Fund’s returns for the specified time period were sufficient to meet its distributions.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Data as of May 31, 2023
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
JRS (FYE 12/31)
Inception Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Distribution Rate
on NAV
1
Return
on NAV
Distribution Rate
on NAV
1
Nov 2001 $0.1700 $0.3400 $8.02 2.35% 8.48% 0.83% 4.24%
1
As a percentage of 5/31/23 NAV.
Data as of June 30, 2023
Per Share Estimated Sources of Distribution Estimated Percentage of Distributions
JRI (FYE 12/31)
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Fiscal YTD $0.5410 $0.3479 $0.0000 $0.0000 $0.1931 64.30% 0.00% 0.00% 35.70%
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
JRI (FYE 12/31)
Inception Date
Monthly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Distribution Rate
on NAV
Return
on NAV
Distribution Rate
on NAV
4/25/12 $0.0870 $0.5410 $13.49 1.14% 8.02% 3.37% 4.01%
1
As a percentage of 6/30/23 NAV

As of June 30, 2023 (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired common shares as shown in the accompanying table.
During the current reporting period, the following Fund repurchased and retired its common shares at a weighted average price per share and a weighted average discount per share as shown in the following table.
OTHER COMMON SHARE INFORMATION
As of June 30, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
JRS JRI
Common shares cumulatively repurchased and retired 0 243,500
Common shares authorized for repurchase 2,885,000 2,745,000
JRI
Common shares repurchased and retired 37,000
Weighted average price per common share repurchased and retired $ 11.15
Weighted average discount per common share repurchased and retired (16.36)%
JRS JRI
Common share NAV $8.46 $13.49
Common share price $7.43 $11.42
Premium/(Discount) to NAV (12.17)% (15.34)%
Average premium/(discount) to NAV (8.61)% (14.46)%

About the Funds’ Benchmarks
Bloomberg Global Capital Securities Index:
An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE EPRA/ Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National
Association of Real Estate Investment Trusts) Developed Index (Net):
An index designed to measure the performance
of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred
Stock Index:
An index designed to track the performance of the U.S. REITs preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index:
An index designed to measure the
performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JRI Blended Benchmark (through March 31, 2021):
Consists of: 1) 28% S&P Global Infrastructure Index (Net), (defined herein), 2) 21% FTSE EPRA/Nareit Developed Index (Net) (defined herein), 3) 18% Wells Fargo Hybrid & Preferred Securities REIT
Index (defined herein, index was discontinued on April 1, 2021), 4) 18% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 15% Bloomberg Global Capital Securities Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JRI Blended Benchmark (effective April 1, 2021):
Consists of the previous composition (see above) through March 31,
2021, and thereafter: 1) 25% FTSE EPRA/Nareit Developed Index (Net) (defined herein), 2) 22% S&P Global Infrastructure Index
(Net) (defined herein), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index (defined herein), 4) 20%
Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 13% FTSE Nareit Preferred Stock Index (defined herein).
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JRS Blended Benchmark (through March 31, 2021):
Consists of: 1) 60% Wilshire U.S. Real Estate Securities Index (WILRESI)
(defined herein), and 2) 40% Wells Fargo Hybrid & Preferred Securities REIT Index (defined herein, index was discontinued on April
1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JRS Blended Benchmark (effective April 1, 2021):
Consists of the previous composition (see above) through March 31,
2021, and thereafter: 1) 60% Wilshire U.S. Real Estate Securities Index (WILRESI) (defined herein), and 2) 40% FTSE Nareit Preferred
Stock Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large- and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Global Infrastructure Index (Net):
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021):
An index designed to measure
the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Wilshire U.S. Real Estate Securities Index (WILRESI):
An index designed to measure the performance of U.S. publicly-
traded real estate securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Real Estate Income Fund
Performance Overview and Holdings Summaries as of June 30, 2023
JRS
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JRS Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% Wilshire U.S. Real Estate Securities Index (WILRESI) and 2) 40% FTSE Nareit Preferred Stock Index. Refer to About the Funds' Benchmark for
details on the Fund's Blended Benchmark composition through March 31, 2021.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRS at Common Share NAV 11/15/01 8.50% (2.50)% 2.77% 5.84%
JRS at Common Share Price 11/15/01 2.88% (12.61)% 2.60% 3.96%
Wilshire U.S. Real Estate Securities Index (WILRESI) — 6.78% (0.13)% 4.41% 6.58%
JRS Blended Benchmark — 6.91% (1.27)% 2.98% 5.47%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 90 .0%
Real Estate Investment Trust
Preferred Stocks 45 .3%
Repurchase Agreements 4 .2%
Other Assets & Liabilities, Net (0.9)%
Borrowings (38.6)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 15.6%
BBB 45.4%
BB or Lower 17.9%
N/R (not rated) 21.1%
Total 100%
Portfolio Composition
1
(% of total investments)
Retail REITs 17.0%
Office REITs 12.9%
Industrial REITs 10.5%
Multi-Family Residential REITs 10.3%
Specialized REITs 8.3%
Health Care REITs 8.3%
Data Center REITs 6.7%
Single-Family Residential REITs 6.3%
Hotel & Resort REITs 6.1%
Self-Storage REITs 5.6%
Other 5.0%
Repurchase Agreements 3.0%
Total 100%
Top Five Common Stock Holdings
(% of total investments)
Prologis Inc 8.0%
Welltower Inc 3.9%
Equinix Inc 3.8%
Simon Property Group Inc 3.7%
CubeSmart 3.5%
Top Five Preferred Stock Issuers
(% of total investments)
Public Storage 5.1%
Highwoods Properties Inc 4.1%
Vornado Realty Trust 3.1%
Digital Realty Trust Inc 2.6%
Kimco Realty Corp 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Real Asset Income and Growth Fund
Performance Overview and Holdings Summaries as of June 30, 2023
JRI
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the JRI Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 25% FTSE EPRA Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7%
Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Bond Index and 5) 13% FTSE Nareit Preferred Stock Index. Refer to
About the Funds' Benchmark for details on the Fund's Blended Benchmark composition through March 31, 2021.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRI at Common Share NAV 4/25/12 3.37% (0.09)% 1.14% 4.74%
JRI at Common Share Price 4/25/12 2.15% (4.14)% 1.51% 5.17%
MSCI World Index (Net) — 15.09% 18.51% 9.07% 9.50%
JRI Blended Benchmark — 4.55% 2.59% 2.60% 4.38%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Corporate Bonds 35 .2%
Common Stocks 31 .3%
Real Estate Investment Trust
Common Stocks 30 .0%
$25 Par (or similar) Retail
Preferred 19 .9%
$1,000 Par (or similar)
Institutional Preferred 13 .7%
Convertible Preferred Securities 3 .7%
Investment Companies 0 .5%
Asset-Backed and Mortgage-
Backed Securities 0 .2%
Variable Rate Senior Loan
Interests 0 .1%
Common Stock Rights 0 .0%
Repurchase Agreements 6 .8%
Other Assets & Liabilities, Net 1.2%
Borrowings (42.6)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
AA 1.4%
A 10.5%
BBB 55.8%
BB or Lower 24.7%
N/R (not rated) 7.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Electric Utilities 17.5%
Oil, Gas & Consumable Fuels 15.7%
Retail REITs 11.1%
Multi-Utilities 7.7%
Industrial REITs 6.1%
Specialized REITs 5.3%
Gas Utilities 3.1%
Diversified REITs 2.6%
Health Care REITs 2.4%
Independent Power and
Renewable Electricity Producers 2.4%
Other Specialized REITs 2.2%
Hotel & Resort REITs 2.0%
Real Estate Management &
Development 1.6%
Office REITs 1.4%
Residential REITs 1.4%
Transportation Infrastructure 1.4%
Diversified Telecommunication
Services 1.3%
Health Care Providers & Services 1.1%
Multi-Family Residential REITs 0.8%
Other 7.6%
Investment Companies 0.4%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Repurchase Agreements 4.8%
Total Investments 100%
Country Allocation
2
(% of total investments)
United States 64 .4%
Canada 11 .7%
United Kingdom 4 .1%
Australia 3 .8%
Hong Kong 3 .4%
Italy 3 .0%
Singapore 2 .3%
Spain 1 .9%
France 1 .0%
Portugal 0 .8%
Japan 0 .8%
Other 2 .8%
Total 100%
Top Five Common Stock Holdings
(% of total common stocks)
Enbridge Inc 6.7%
National Grid PLC, Sponsored
ADR 5.2%
Enel SpA 4.8%
Pembina Pipeline Corp 4.6%
SSE PLC 4.0%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.3% (as a percentage of total investments) in emerging market countries.

Nuveen Real Estate Income Fund
Portfolio of Investments June 30, 2023
(Unaudited)
JRS
Shares Description (1) Value
LONG-TERM INVESTMENTS - 135.3%   (97.0% of Total Investments)
X – REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 90 .0% ( 64 .5 % of Total Investments)
X 220,070,810
Data Center REITs - 9.3%
87,784 Digital Realty Trust Inc   $ 9,995,964
16,345 Equinix Inc   12,813,499
Total Data Center REITs 22,809,463
Health Care REITs - 11.6%
311,158 Healthpeak Properties Inc   6,254,276
183,835 Ventas Inc   8,689,880
165,256 Welltower Inc   13,367,558
Total Health Care REITs 28,311,714
Hotel & Resort REITs - 3.5%
368,546 Host Hotels & Resorts Inc   6,202,629
192,897 Xenia Hotels & Resorts Inc   2,374,563
Total Hotel & Resort REITs 8,577,192
Industrial REITs - 11.1%
222,216 Prologis Inc   27,250,348
Total Industrial REITs 27,250,348
Multi-Family Residential REITs - 14.4%
252,392 Apartment Income REIT Corp   9,108,827
42,892 AvalonBay Communities Inc   8,118,169
76,509 Camden Property Trust   8,329,535
146,004 Equity Residential   9,631,884
Total Multi-Family Residential REITs 35,188,415
Office REITs - 6.1%
88,664 Alexandria Real Estate Equities Inc   10,062,477
33,778 Boston Properties Inc   1,945,275
133,815 Cousins Properties Inc   3,050,982
Total Office REITs 15,058,734
Other Specialized REITs - 3.1%
238,685 VICI Properties Inc   7,501,870
Total Other Specialized REITs 7,501,870
Retail REITs - 14.3%
73,550 Federal Realty Investment Trust   7,117,433
442,396 Kite Realty Group Trust   9,883,127
109,844 Simon Property Group Inc   12,684,785
392,285 SITE Centers Corp   5,186,008
Total Retail REITs 34,871,353
Self-Storage REITs - 7.8%
265,597 CubeSmart   11,861,562
24,595 Public Storage   7,178,789
Total Self-Storage REITs 19,040,351
Single-Family Residential REITs - 8.8%
328,112 American Homes 4 Rent, Class A   11,631,570
285,750 Invitation Homes Inc   9,829,800
Total Single-Family Residential REITs 21,461,370
Total Real Estate Investment Trust Common Stocks
(cost $177,653,707) 220,070,810

Shares Description (1) Coupon Ratings (2) Value
X – REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 45 .3% ( 32 .5 % of Total Investments)
X 110,905,879
Data Center REITs - 3.6%
197,465 Digital Realty Trust Inc 5.200% Baa3 $ 4,257,345
97,500 Digital Realty Trust Inc 5.850% Baa3 2,278,575
107,345 Digital Realty Trust Inc 5.250% Baa3 2,283,228
Total Data Center REITs 8,819,148
Diversified REITs - 1.3%
35,010 Armada Hoffler Properties Inc 6.750% N/R 821,685
10,130 CTO Realty Growth Inc 6.375% N/R 200,067
54,110 DigitalBridge Group Inc 7.150% N/R 1,139,015
43,965 DigitalBridge Group Inc 7.125% N/R 942,610
Total Diversified REITs 3,103,377
Hotel & Resort REITs - 5.0%
95,245 Chatham Lodging Trust 6.625% N/R 1,809,655
141,820 DiamondRock Hospitality Co 8.250% N/R 3,619,246
57,425 Hersha Hospitality Trust 6.875% N/R 1,116,916
9,075 Hersha Hospitality Trust 6.500% N/R 175,692
6,460 Hersha Hospitality Trust 6.500% N/R 127,585
99,835 Pebblebrook Hotel Trust 6.375% N/R 1,866,914
22,025 Pebblebrook Hotel Trust 6.300% N/R 429,047
57,695 Pebblebrook Hotel Trust 5.700% N/R 1,003,893
65,150 Sunstone Hotel Investors Inc 5.700% N/R 1,222,866
41,060 Sunstone Hotel Investors Inc 6.125% N/R 829,823
Total Hotel & Resort REITs 12,201,637
Industrial REITs - 3.4%
10,115 Plymouth Industrial REIT Inc 7.500% N/R 253,381
59,877 Prologis Inc 8.540% BBB+ 3,390,236
159,235 Rexford Industrial Realty Inc 5.625% BBB- 3,476,100
55,661 Rexford Industrial Realty Inc 5.875% BBB- 1,271,297
Total Industrial REITs 8,391,014
Multi-Family Residential REITs - 0.8%
34,373 Mid-America Apartment Communities Inc 8.500% BBB 1,890,515
Total Multi-Family Residential REITs 1,890,515
Office REITs - 11.8%
12,713 Highwoods Properties Inc 8.625% Baa3 13,787,630
175,808 Hudson Pacific Properties Inc 4.750% Ba1 1,645,563
152,510 SL Green Realty Corp 6.500% BB 2,722,304
229,040 Vornado Realty Trust 5.250% Ba1 3,431,019
107,649 Vornado Realty Trust 5.400% Ba1 1,680,401
214,604 Vornado Realty Trust 5.250% Ba1 3,191,161
178,635 Vornado Realty Trust 4.450% Ba1 2,408,000
Total Office REITs 28,866,078
Other Specialized REITs - 0.2%
21,085 EPR Properties 5.750% Ba1 424,441
Total Other Specialized REITs 424,441
Retail REITs - 9.5%
128,290 Agree Realty Corp 4.250% Baa2 2,383,628
145,990 Federal Realty Investment Trust 5.000% Baa2 3,137,325
178,734 Kimco Realty Corp 5.250% Baa2 4,373,621
166,864 Kimco Realty Corp 5.125% Baa2 3,921,304
125,180 Saul Centers Inc 6.000% N/R 2,697,629
19,985 Saul Centers Inc 6.125% N/R 438,871
5,494 Simon Property Group Inc 8.375% BBB 316,290
116,200 SITE Centers Corp 6.375% BB+ 2,792,286
27,340 Spirit Realty Capital Inc 6.000% Baa3 610,502
53,645 Urstadt Biddle Properties Inc 5.875% N/R 1,198,966

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRS
A
Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
Retail REITs (continued)
60,825 Urstadt Biddle Properties Inc 6.250% N/R $ 1,428,256
Total Retail REITs 23,298,678
Self-Storage REITs - 7.8%
77,946 National Storage Affiliates Trust 6.000% N/R 1,818,480
139,069 Public Storage 5.050% A3 3,446,130
89,715 Public Storage 4.625% A3 1,976,421
98,305 Public Storage 4.000% A3 1,910,066
80,955 Public Storage 4.875% A3 1,896,776
280,335 Public Storage 5.600% A3 7,221,430
27,980 Public Storage 4.125% A3 556,802
13,210 Public Storage 4.700% A3 297,357
Total Self-Storage REITs 19,123,462
Single-Family Residential REITs - 1.9%
117,810 American Homes 4 Rent 6.250% Baa3 2,944,072
65,105 American Homes 4 Rent 5.875% BB+ 1,572,937
12,330 UMH Properties Inc 6.375% N/R 270,520
Total Single-Family Residential REITs 4,787,529
Total Real Estate Investment Trust Preferred Stocks
(cost $129,851,107) 110,905,879
Total Long-Term Investments
(cost $307,504,814) 330,976,689
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.2% (3.0% of Total Investments)
X – REPURCHASE AGREEMENTS - 4 .2% ( 3 .0 % of Total Investments)
X 10,135,851
$ 616 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price $
615,929, collateralized by $ 717,800, U.S. Treasury
Note, 1.500%, due 11/30/28, value $628,172
1.520% 7/03/23 $ 615,851
9,520 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price $
9,523,975, collateralized by $ 9,845,900, U.S. Treasury
Note, 3.625%, due 3/31/30, value $9,710,416
5.010% 7/03/23 9,520,000
Total Repurchase Agreements
(cost $10,135,851) 10,135,851
Total Short-Term Investments
(cost $10,135,851) 10,135,851
Total Investments
(cost $ 317,640,665 ) - 139 .5% 341,112,540
Borrowings - (38.6)% (3),(4) (94,400,000)
Other Assets & Liabilities, Net -   (0.9)%(5) (2,145,185)
Net Assets Applicable to Common Shares - 100% $ 244,567,355
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (6)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 72,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,927,950 $ 3,927,950

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Borrowings as a percentage of Total Investments is 27.7%.
(4) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $226,253,156 have been pledged as collateral for borrowings.
(5) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
(6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments June 30, 2023
(Unaudited)
JRI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 134.6%   (95.2% of Total Investments)
X 130,000,456 CORPORATE BONDS - 35.2% (24.9% of Total Investments)
X 130,000,456
Air Freight & Logistics - 0.2%
$ 1,000 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 876,070
Total Air Freight & Logistics 876,070
Automobile Components - 0.2%
860 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 B+ 856,992
Total Automobile Components 856,992
Building Products - 0.4%
1,600 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 1,582,832
Total Building Products 1,582,832
Capital Markets - 0.3%
1,150 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 913,136
Total Capital Markets 913,136
Commercial Services & Supplies - 1.0%
1,085 Clean Harbors Inc, 144A 4.875% 7/15/27 BB+ 1,038,917
800 Clean Harbors Inc, 144A 5.125% 7/15/29 BB+ 756,883
1,950 Waste Connections Inc 4.200% 1/15/33 BBB+ 1,832,701
Total Commercial Services & Supplies 3,628,501
Diversified REITs - 0.5%
1,550 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 1,423,011
300 Iron Mountain Inc, 144A 4.500% 2/15/31 BB- 257,769
Total Diversified REITs 1,680,780
Diversified Telecommunication Services - 1.0%
1,200 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 1,005,000
1,405 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 1,029,441
1,150 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 845,919
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 363,372
455 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 419,348
Total Diversified Telecommunication Services 3,663,080
Electric Utilities - 6.7%
1,135 AEP Transmission Co LLC 5.400% 3/15/53 A2 1,166,433
770 Baltimore Gas and Electric Co 5.400% 6/01/53 A 782,245
925 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 767,612
950 CMS Energy Corp 3.750% 12/01/50 BBB- 733,210
1,085 Duke Energy Carolinas LLC 5.350% 1/15/53 Aa3 1,099,054
900 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 BB+ 972,289
600 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 648,991
1,750 EDP Finance BV, 144A 6.300% 10/11/27 BBB 1,793,998
625 Exelon Corp 4.050% 4/15/30 BBB 584,048
1,855 Florida Power & Light Co 4.800% 5/15/33 Aa2 1,841,636
1,000 Georgia Power Co 4.650% 5/16/28 BBB+ 979,784
3,150 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 3,100,758
2,690 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 A- 2,700,114
1,210 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 1,459,864
825 Northern States Power Co/MN 5.100% 5/15/53 Aa3 812,130
795 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 801,587
183 NRG Energy Inc 6.625% 1/15/27 BB+ 181,660
1,250 Pacific Gas and Electric Co 6.150% 1/15/33 BBB 1,222,563

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities (continued)
$ 395 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- $ 360,766
155 PPL Capital Funding Inc 8.203% 3/30/67 BBB 136,788
1,350 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 1,340,768
1,225 Southern Co/The 5.200% 6/15/33 BBB+ 1,215,028
Total Electric Utilities 24,701,326
Financial Services - 0.2%
895 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 A3 896,669
Total Financial Services 896,669
Gas Utilities - 0.9%
1,255 CAD AltaGas Ltd 5.250% 1/11/82 BB+ 752,905
1,375 CAD AltaGas Ltd 7.350% 8/17/82 BB+ 995,698
800 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 744,074
875 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 733,071
275 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 241,071
Total Gas Utilities 3,466,819
Ground Transportation - 0.3%
500 XPO Inc, 144A 6.250% 6/01/28 BBB- 491,613
560 XPO Inc, 144A 7.125% 6/01/31 BB+ 564,348
Total Ground Transportation 1,055,961
Health Care Providers & Services - 1.0%
1,070 Encompass Health Corp 4.750% 2/01/30 B+ 974,237
180 Encompass Health Corp 4.625% 4/01/31 B+ 159,563
935 Tenet Healthcare Corp 6.125% 6/15/30 BB- 921,629
1,725 Tenet Healthcare Corp 6.125% 10/01/28 B+ 1,660,657
Total Health Care Providers & Services 3,716,086
Health Care REITs - 0.5%
565 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 485,900
1,660 Welltower OP LLC 3.850% 6/15/32 BBB+ 1,462,271
Total Health Care REITs 1,948,171
Hotel & Resort REITs - 0.6%
560 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 513,800
560 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 468,992
1,245 VICI Properties LP 4.950% 2/15/30 BBB- 1,167,910
Total Hotel & Resort REITs 2,150,702
Hotels, Restaurants & Leisure - 0.6%
1,075 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 1,000,629
1,000 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB+ 868,481
425 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 366,803
Total Hotels, Restaurants & Leisure 2,235,913
Independent Power and Renewable Electricity Producers - 1.6%
745 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 663,727
500 Calpine Corp, 144A 3.750% 3/01/31 BB+ 405,051
1,530 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 1,245,278
250 Constellation Energy Generation LLC 5.800% 3/01/33 BBB 255,908
755 GBP SSE PLC , Reg S 3.740% 4/14/72 BBB- 864,128
1,435 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,266,388
1,250 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 1,218,695
Total Independent Power and Renewable Electricity Producers 5,919,175

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 0.2%
$ 270 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 Ba1 $ 250,830
525 NRG Energy Inc, 144A 5.250% 6/15/29 BB+ 469,471
Total Independent Power Producers & Energy Traders 720,301
Industrial REITs - 1.3%
5,000 Prologis LP 4.625% 1/15/33 A 4,881,235
Total Industrial REITs 4,881,235
Machinery - 0.5%
1,080 Chart Industries Inc, 144A 7.500% 1/01/30 Ba3 1,101,875
790 Trinity Industries Inc, 144A 7.750% 7/15/28 BB+ 794,938
Total Machinery 1,896,813
Media - 1.1%
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 471,079
2,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 1,596,914
575 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 520,740
1,880 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,514,089
Total Media 4,102,822
Multi-Utilities - 0.8%
1,900 Ameren Illinois Co 4.950% 6/01/33 A1 1,884,906
1,130 Public Service Enterprise Group Inc 5.850% 11/15/27 BBB 1,152,745
Total Multi-Utilities 3,037,651
Office REITs - 0.5%
1,175 Alexandria Real Estate Equities Inc 4.750% 4/15/35 BBB+ 1,090,205
745 Alexandria Real Estate Equities Inc 5.150% 4/15/53 BBB+ 667,634
Total Office REITs 1,757,839
Oil, Gas & Consumable Fuels - 7.2%
600 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
7.875% 5/15/26 BB 608,509
450 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 430,871
510 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 432,575
1,365 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 1,294,020
700 DT Midstream Inc 4.300% 4/15/32 N/R 605,834
745 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 641,633
1,500 Energy Transfer LP 5.550% 2/15/28 BBB- 1,495,786
350 EnLink Midstream LLC, 144A 5.625% 1/15/28 BBB- 338,689
850 EnLink Midstream LLC 5.375% 6/01/29 BBB- 809,804
205 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 206,962
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 459,892
450 EQM Midstream Partners LP 5.500% 7/15/28 BB 425,797
395 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 399,719
490 CAD Gibson Energy Inc 5.250% 12/22/80 BB 305,403
730 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 675,247
650 CAD Keyera Corp 6.875% 6/13/79 BB 459,311
1,065 CAD Keyera Corp 5.950% 3/10/81 BB 691,882
2,250 Kinder Morgan Inc 4.800% 2/01/33 BBB 2,122,053
1,560 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 1,482,764
1,175 MPLX LP 5.650% 3/01/53 BBB 1,097,769
2,000 MPLX LP 5.000% 3/01/33 BBB 1,915,769
575 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 566,301
1,150 ONEOK Inc 6.100% 11/15/32 BBB 1,169,957

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,714 CAD Pembina Pipeline Corp 4.800% 1/25/81 BB+ $ 1,054,147
345 Plains All American Pipeline LP (3-Month LIBOR
reference rate + 4.110% spread) (3)
9.431% 11/15/71 BB 307,094
625 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 601,016
935 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 817,421
500 Targa Resources Corp 6.250% 7/01/52 BBB- 488,744
1,250 Targa Resources Corp 6.125% 3/15/33 BBB- 1,277,238
190 CAD Transcanada Trust 4.200% 3/04/81 BBB- 114,324
600 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 BB+ 515,980
2,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 BB+ 1,983,875
500 Western Midstream Operating LP 4.300% 2/01/30 BBB- 448,924
400 Williams Cos Inc/The 5.400% 3/02/26 BBB 398,955
Total Oil, Gas & Consumable Fuels 26,644,265
Real Estate Management & Development - 0.2%
725 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB 609,067
Total Real Estate Management & Development 609,067
Residential REITs - 0.5%
1,750 AvalonBay Communities Inc 5.000% 2/15/33 A- 1,742,788
Total Residential REITs 1,742,788
Retail REITs - 2.4%
1,970 Agree LP 4.800% 10/01/32 Baa1 1,829,838
1,900 Federal Realty OP LP 5.375% 5/01/28 BBB+ 1,860,428
4,150 Kimco Realty OP LLC 4.600% 2/01/33 BBB+ 3,837,319
1,460 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 1,232,200
Total Retail REITs 8,759,785
Specialized REITs - 3.2%
1,000 American Tower Corp 5.650% 3/15/33 BBB+ 1,014,016
1,000 American Tower Corp 5.500% 3/15/28 BBB+ 993,043
2,400 Crown Castle Inc 5.000% 1/11/28 BBB+ 2,355,281
1,750 Digital Realty Trust LP 5.550% 1/15/28 BBB 1,724,148
1,095 Extra Space Storage LP 5.500% 7/01/30 BBB 1,085,938
1,250 Extra Space Storage LP 5.700% 4/01/28 BBB 1,248,769
385 Iron Mountain Inc, 144A 7.000% 2/15/29 BB- 385,648
850 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 733,742
2,475 SBA Communications Corp 3.125% 2/01/29 BB 2,097,946
Total Specialized REITs 11,638,531
Specialty Retail - 0.1%
545 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 466,379
Total Specialty Retail 466,379
Trading Companies & Distributors - 0.5%
1,800 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 1,795,573
Total Trading Companies & Distributors 1,795,573
Transportation Infrastructure - 0.0%
200 ENA Master Trust, 144A 4.000% 5/19/48 BBB 149,589
Total Transportation Infrastructure 149,589

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.7%
$ 950 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC /
Sprint Spectrum Co III LLC, 144A
5.152% 3/20/28 A1 $ 939,973
200 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB 159,000
935 T-Mobile USA Inc 4.800% 7/15/28 BBB+ 915,683
500 T-Mobile USA Inc 5.050% 7/15/33 BBB+ 490,949
Total Wireless Telecommunication Services 2,505,605
Total Corporate Bonds
(cost $137,232,175) 130,000,456
Shares Description (1) Value
X 115,655,164 COMMON STOCKS - 31.3% (22.1% of Total Investments)
X 115,655,164
Diversified Telecommunication Services - 0.9%
475,342 HKT Trust & HKT Ltd $ 553,475
4,303,540 NETLINK NBN TRUST 2,723,707
Total Diversified Telecommunication Services 3,277,182
Electric Utilities - 8.3%
431,788 CK Infrastructure Holdings Ltd 2,290,239
289,888 CLP Holdings Ltd 2,257,820
310,945 Contact Energy Ltd 1,547,621
13,778 Duke Energy Corp 1,236,438
36,373 Emera Inc 1,498,027
139,472 Endesa SA 2,996,923
823,963 Enel SpA 5,555,507
27,517 OGE Energy Corp 988,135
22,029 Pinnacle West Capital Corp 1,794,482
459,870 Power Assets Holdings Ltd 2,414,076
145,886 Redeia Corp SA 2,453,369
13,502 Southern Co/The 948,515
197,981 SSE PLC 4,642,670
Total Electric Utilities 30,623,822
Financial Services - 0.3%
1,194,982 Sdcl Energy Efficiency Income Trust PLC 1,126,079
Total Financial Services 1,126,079
Gas Utilities - 2.9%
14,394 AltaGas Ltd 258,598
383,554 APA Group 2,481,578
86,637 Enagas SA 1,702,729
286,954 Italgas SpA 1,701,252
7,288 Naturgy Energy Group SA 217,259
845,574 Snam SpA 4,419,265
Total Gas Utilities 10,780,681
Ground Transportation - 0.3%
441,432 Aurizon Holdings Ltd 1,154,877
Total Ground Transportation 1,154,877
Health Care Providers & Services - 0.6%
238,762 Chartwell Retirement Residences 1,706,795
63,459 Sienna Senior Living Inc 551,838
Total Health Care Providers & Services 2,258,633

Shares Description (1) Value
Independent Power and Renewable Electricity Producers - 1.1%
5,836 Atlantica Sustainable Infrastructure PLC $ 136,796
91,329 Auren Energia SA 273,327
430 Canadian Solar Infrastructure Fund Inc 362,369
23,744 Capital Power Corp 754,574
50,487 Clearway Energy Inc, Class A 1,363,149
20,766 NextEra Energy Partners LP 1,217,718
Total Independent Power and Renewable Electricity Producers 4,107,933
Multi-Utilities - 3.3%
51,717 ACEA SpA 676,438
71,174 Canadian Utilities Ltd, Class A 1,843,351
44,370 Dominion Energy Inc 2,297,922
88,952 National Grid PLC, Sponsored ADR 5,989,138
360,705 REN - Redes Energeticas Nacionais SGPS SA 982,257
179,243 Vector Ltd 441,232
Total Multi-Utilities 12,230,338
Oil, Gas & Consumable Fuels - 9.7%
35,387 DT Midstream Inc 1,754,134
209,085 Enbridge Inc 7,767,508
83,282 Energy Transfer LP 1,057,681
96,316 Enterprise Products Partners LP 2,537,927
141,744 Gibson Energy Inc 2,228,743
43,348 Keyera Corp 999,646
230,964 Kinder Morgan Inc 3,977,200
10,147 Magellan Midstream Partners LP 632,361
17,245 MPLX LP 585,295
50,009 ONEOK Inc 3,086,556
169,930 Pembina Pipeline Corp 5,342,581
46,082 Plains GP Holdings LP, Class A 683,396
10,818 TC Energy Corp 437,211
140,048 Williams Cos Inc/The 4,569,766
Total Oil, Gas & Consumable Fuels 35,660,005
Real Estate Management & Development - 1.9%
160,568 Amot Investments Ltd 843,821
230,665 CK Asset Holdings Ltd 1,281,749
331,873 Hysan Development Co Ltd 811,040
1,073,374 Sino Land Co Ltd 1,321,439
213,050 Sun Hung Kai Properties Ltd 2,691,803
Total Real Estate Management & Development 6,949,852
Transportation Infrastructure - 1.9%
556,879 Atlas Arteria Ltd 2,312,707
437,313 China Merchants Port Holdings Co Ltd 618,656
396,575 COSCO SHIPPING Ports Ltd 236,751
511,220 Dalrymple Bay Infrastructure Ltd 900,252
337,684 Enav SpA 1,438,862
8,733 Grupo Aeroportuario del Pacifico SAB de CV, ADR 1,560,762
Total Transportation Infrastructure 7,067,990
Water Utilities - 0.1%
42,392 Pennon Group PLC 383,034
2,841 United Utilities Group PLC 34,738
Total Water Utilities 417,772
Total Common Stocks
(cost $107,156,532) 115,655,164

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Shares Description (1) Value
X 111,083,337 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 30.0% (21.2% of Total Investments)
X 111,083,337
Data Center REITs - 0.1%
2,540 Digital Realty Trust Inc   $ 289,230
Total Data Center REITs 289,230
Diversified REITs - 2.9%
327,227 Abacus Property Group   587,547
50,172 American Assets Trust Inc   963,302
19,127 Armada Hoffler Properties Inc   223,403
219,790 Charter Hall Long Wale REIT   588,055
366 Hulic Reit Inc   409,040
35,168 ICADE   1,467,728
700,631 LXI REIT Plc   767,483
106,542 Merlin Properties Socimi SA   912,570
4,550 Star Asia Investment Corp   1,873,619
249,251 Stockland   670,058
35,419 WP Carey Inc   2,392,908
Total Diversified REITs 10,855,713
Health Care REITs - 2.8%
2,224,609 Assura PLC   1,282,664
10,485 Cofinimmo SA   787,884
23,889 Healthcare Realty Trust Inc   450,546
211,097 Healthpeak Properties Inc   4,243,050
78,480 Omega Healthcare Investors Inc   2,408,551
95,732 Physicians Realty Trust   1,339,291
Total Health Care REITs 10,511,986
Hotel & Resort REITs - 0.7%
176,688 Apple Hospitality REIT Inc   2,669,756
Total Hotel & Resort REITs 2,669,756
Industrial REITs - 6.6%
565,265 CapitaLand Ascendas REIT   1,140,915
926,991 Centuria Industrial REIT   1,919,936
246,300 Dexus Industria REIT   424,819
214,714 Dream Industrial Real Estate Investment Trust   2,286,933
692,304 FIBRA Macquarie Mexico   1,218,620
453,120 Frasers Logistics & Commercial Trust   419,564
52,293 Intervest Offices & Warehouses NV   789,740
655,206 LondonMetric Property PLC   1,383,011
267,557 LXP Industrial Trust   2,608,681
1,889,436 Mapletree Industrial Trust   3,091,104
2,573,197 Mapletree Logistics Trust   3,094,905
367,876 Nexus Industrial REIT   2,354,851
338,747 TF Administradora Industrial S de RL de CV   650,105
805,941 Tritax Big Box REIT PLC   1,282,671
1,157,477 Urban Logistics REIT PLC   1,646,395
Total Industrial REITs 24,312,250
Mortgage REITs - 0.3%
14,789 KKR Real Estate Finance Trust Inc   179,982
40,444 Starwood Property Trust Inc   784,614
Total Mortgage REITs 964,596
Multi-Family Residential REITs - 1.2%
111,441 Apartment Income REIT Corp   4,021,906
6,530 Equity Residential   430,784
1,768,627 Home Reit PLC   (4) 2,246
Total Multi-Family Residential REITs 4,454,936

Shares Description (1) Value
Office REITs - 1.4%
9,403 Boston Properties Inc   $ 541,519
284,526 Centuria Office REIT   260,267
6,438 Covivio SA/France   304,131
18,734 Gecina SA   1,998,516
24,738 Highwoods Properties Inc   591,485
46,806 NSI NV   1,044,478
43,531 Postal Realty Trust Inc, Class A   640,341
Total Office REITs 5,380,737
Other Specialized REITs - 3.2%
85,247 Four Corners Property Trust Inc   2,165,274
99,392 Gaming and Leisure Properties Inc   4,816,536
150,748 VICI Properties Inc   4,738,010
Total Other Specialized REITs 11,719,820
Retail REITs - 9.4%
45,477 Brixmor Property Group Inc   1,000,494
921,827 CapitaLand China Trust   696,594
336,761 Charter Hall Retail REIT   812,387
172,605 Choice Properties Real Estate Investment Trust   1,768,069
140,283 Crombie Real Estate Investment Trust   1,448,629
114,145 CT Real Estate Investment Trust   1,300,206
1,707,407 Fortune Real Estate Investment Trust   1,229,986
425,634 Frasers Centrepoint Trust   691,086
747 Kenedix Retail REIT Corp   1,505,625
116,135 Kimco Realty Corp   2,290,182
512,769 Link REIT   2,854,648
88,519 NNN REIT Inc   3,787,728
30,392 Realty Income Corp   1,817,138
84,513 RioCan Real Estate Investment Trust   1,229,976
169,330 RPT Realty   1,769,498
6,531 Saul Centers Inc   240,537
1,128,129 Scentre Group   1,995,110
27,353 Simon Property Group Inc   3,158,724
32,084 Spirit Realty Capital Inc   1,263,468
54,897 Urstadt Biddle Properties Inc, Class A   1,167,110
927,247 Vicinity Ltd   1,141,922
1,005,445 Waypoint REIT Ltd   1,739,005
Total Retail REITs 34,908,122
Self-Storage REITs - 0.3%
28,581 National Storage Affiliates Trust   995,476
Total Self-Storage REITs 995,476
Telecom Tower REITs - 1.1%
35,288 Crown Castle Inc   4,020,715
Total Telecom Tower REITs 4,020,715
Total Real Estate Investment Trust Common Stocks
(cost $117,305,394) 111,083,337
Shares   Description (1) Coupon Ratings (2) Value
X 73,638,209 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 19.9% (14.1% of Total Investments)
X 73,638,209
Diversified REITs - 0.3%
55,121 Armada Hoffler Properties Inc 6.750% N/R $ 1,293,690
Total Diversified REITs 1,293,690
Electric Utilities - 3.3%
33,520 CMS Energy Corp 5.875% BBB- 803,474
69,272 DTE Energy Co 4.375% BBB- 1,499,046
41,710 Duke Energy Corp 5.625% BBB- 1,053,178

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Shares   Description (1) Coupon Ratings (2) Value
Electric Utilities (continued)
47,117 Duke Energy Corp 5.750% BBB- $ 1,168,502
17,555 Entergy Arkansas LLC 4.875% A 393,232
9,582 Entergy Mississippi LLC 4.900% A 213,391
6,696 Entergy New Orleans LLC 5.500% BBB 163,449
15,093 Entergy Texas Inc 5.375% BBB- 356,497
43,427 Georgia Power Co 5.000% Baa2 1,079,161
30,372 Integrys Holding Inc 6.000% BBB 750,188
13,129 NextEra Energy Capital Holdings Inc 5.650% BBB 334,396
36,158 Southern Co/The 5.250% BBB- 898,526
83,985 Southern Co/The 4.200% BBB- 1,762,845
72,624 Southern Co/The 4.950% BBB- 1,668,173
Total Electric Utilities 12,144,058
Financial Services - 0.2%
24,126 Brookfield Finance Inc 4.625% BBB 395,666
15,267 National Rural Utilities Cooperative Finance Corp 5.500% A3 370,072
Total Financial Services 765,738
Gas Utilities - 0.2%
29,469 Spire Inc 5.900% BBB 742,619
Total Gas Utilities 742,619
Hotel & Resort REITs - 1.6%
4,996 Chatham Lodging Trust 6.625% N/R 94,924
33,323 DiamondRock Hospitality Co 8.250% N/R 850,403
49,953 Pebblebrook Hotel Trust 6.300% N/R 973,084
31,450 Pebblebrook Hotel Trust 5.700% N/R 547,230
23,014 Pebblebrook Hotel Trust 6.375% N/R 430,362
10,619 RLJ Lodging Trust 1.950% N/R 255,812
39,911 Summit Hotel Properties Inc 6.250% N/R 828,153
20,979 Summit Hotel Properties Inc 5.875% N/R 410,979
42,450 Sunstone Hotel Investors Inc 5.700% N/R 796,786
30,928 Sunstone Hotel Investors Inc 6.125% N/R 625,055
Total Hotel & Resort REITs 5,812,788
Independent Power and Renewable Electricity Producers - 0.2%
40,264 Brookfield BRP Holdings Canada Inc 4.625% BBB- 627,313
Total Independent Power and Renewable Electricity Producers 627,313
Independent Power Producers & Energy Traders - 0.4%
74,219 Brookfield Renewable Partners LP 5.250% BBB- 1,482,153
Total Independent Power Producers & Energy Traders 1,482,153
Industrial REITs - 0.6%
23,027 Rexford Industrial Realty Inc 5.875% BBB- 525,937
85,469 Rexford Industrial Realty Inc 5.625% BBB- 1,865,788
Total Industrial REITs 2,391,725
Multi-Utilities - 3.1%
24,508 BIP Bermuda Holdings I Ltd 5.125% BBB- 426,439
12,759 Brookfield Infrastructure Finance ULC 5.000% BBB- 236,552
66,710 Brookfield Infrastructure Partners LP 5.125% BBB- 1,268,824
20,114 Brookfield Infrastructure Partners LP 5.000% BBB- 376,132
46,364 CMS Energy Corp 5.875% BBB- 1,128,964
63,927 CMS Energy Corp 4.200% BBB- 1,158,997
28,207 CMS Energy Corp 5.625% BBB- 682,609
44,754 DTE Energy Co 5.250% BBB- 1,065,145
66,320 DTE Energy Co 4.375% BBB- 1,403,994
39,653 NiSource Inc 6.500% BBB- 998,859

Shares   Description (1) Coupon Ratings (2) Value
Multi-Utilities (continued)
109,139 Sempra Energy 5.750% BBB- $ 2,630,250
Total Multi-Utilities 11,376,765
Office REITs - 0.2%
33,241 Vornado Realty Trust 5.250% Ba1 494,294
9,347 Vornado Realty Trust 5.250% Ba1 140,018
Total Office REITs 634,312
Oil, Gas & Consumable Fuels - 0.1%
11,330 NuStar Energy LP 11.176% B2 276,452
Total Oil, Gas & Consumable Fuels 276,452
Real Estate Management & Development - 0.3%
36,361 Brookfield Property Partners LP 5.750% BB 499,964
25,870 Brookfield Property Partners LP 6.500% BB 385,463
10,661 Brookfield Property Partners LP 6.375% BB 145,096
Total Real Estate Management & Development 1,030,523
Residential REITs - 1.5%
39,029 American Homes 4 Rent 6.250% Baa3 975,335
76,625 American Homes 4 Rent 5.875% BB+ 1,851,260
92,452 Centerspace 6.625% N/R 2,274,319
2,174 Mid-America Apartment Communities Inc 8.500% BBB 119,570
17,745 UMH Properties Inc 6.375% N/R 389,325
Total Residential REITs 5,609,809
Retail REITs - 3.6%
139,055 Agree Realty Corp 4.250% Baa2 2,583,642
67,768 Federal Realty Investment Trust 5.000% Baa2 1,456,334
74,234 Kimco Realty Corp 5.125% Baa2 1,744,499
93,888 Kimco Realty Corp 5.250% Baa2 2,297,439
19,345 Saul Centers Inc 6.125% N/R 424,816
27,839 Saul Centers Inc 6.000% N/R 599,931
67,827 SITE Centers Corp 6.375% BB+ 1,629,883
31,051 Spirit Realty Capital Inc 6.000% Baa3 693,369
36,797 Urstadt Biddle Properties Inc 5.875% N/R 822,413
49,663 Urstadt Biddle Properties Inc 6.250% N/R 1,166,157
Total Retail REITs 13,418,483
Specialized REITs - 4.3%
56,512 Digital Realty Trust Inc 5.250% Baa3 1,202,010
65,206 Digital Realty Trust Inc 5.200% Baa3 1,405,841
52,645 Digital Realty Trust Inc 5.850% Baa3 1,230,314
52,590 National Storage Affiliates Trust 6.000% N/R 1,226,925
47,294 Public Storage 4.000% A3 896,221
53,269 Public Storage 4.000% A3 1,035,017
39,720 Public Storage 3.875% A3 741,970
41,830 Public Storage 4.625% A3 921,515
29,442 Public Storage 5.050% A3 729,573
33,214 Public Storage 4.125% A3 660,959
34,758 Public Storage 4.750% A3 769,194
51,744 Public Storage 4.875% A3 1,212,362
30,028 Public Storage 4.700% A3 675,930
22,063 Public Storage 5.600% A3 568,343
23,768 Public Storage 5.150% A3 589,209
37,982 Public Storage 3.900% A3 720,518
32,210 Public Storage 3.950% A3 593,630

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Shares   Description (1) Coupon Ratings (2) Value
Specialized REITs (continued)
43,840 Public Storage 4.100% A3 $ 852,250
Total Specialized REITs 16,031,781
Total $25 Par (or similar) Retail Preferred
(cost $80,470,269) 73,638,209
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 50,643,285 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 13.7% (9.7% of Total Investments)
X 50,643,285
Electric Utilities - 4.2%
$ 1,485 American Electric Power Co Inc 3.875% 2/15/62 BBB $ 1,179,432
995 ComEd Financing III 6.350% 3/15/33 Baa2 984,185
2,390 Duke Energy Corp 4.875% N/A (5) BBB- 2,295,356
840 Edison International 5.375% N/A (5) BB+ 734,076
1,335 Edison International 5.000% N/A (5) BB+ 1,153,307
900 GBP Electricite de France SA , Reg S 5.875% N/A (5) BBB- 939,376
2,028 Emera Inc 6.750% 6/15/76 BB+ 1,961,035
1,855 Enel SpA, 144A 8.750% 9/24/73 BBB- 1,844,727
2,440 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 2,256,934
800 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 671,623
450 Southern California Edison Co (3-Month LIBOR reference
rate + 4.199% spread) (3)
4.516% N/A (5) Baa3 447,457
1,220 Southern Co/The 4.000% 1/15/51 BBB- 1,128,280
Total Electric Utilities 15,595,788
Financial Services - 0.4%
260 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 243,100
1,295 Transcanada Trust 5.625% 5/20/75 BBB- 1,236,401
Total Financial Services 1,479,501
Ground Transportation - 0.3%
989 BNSF Funding Trust I 6.613% 12/15/55 A 954,276
Total Ground Transportation 954,276
Independent Power and Renewable Electricity Producers - 0.1%
645 CAD Capital Power Corp 7.950% 9/09/82 BB 475,204
Total Independent Power and Renewable Electricity Producers 475,204
Independent Power Producers & Energy Traders - 0.1%
450 Vistra Corp, 144A 8.000% N/A (5) Ba3 420,745
Total Independent Power Producers & Energy Traders 420,745
Marine Transportation - 0.3%
940 Royal Capital BV , Reg S 4.875% N/A (5) N/R 923,550
Total Marine Transportation 923,550
Multi-Utilities - 3.1%
3,070 CenterPoint Energy Inc 6.125% N/A (5) BBB- 2,962,739
1,680 CMS Energy Corp 4.750% 6/01/50 BBB- 1,444,346
1,410 Dominion Energy Inc 4.650% N/A (5) BBB- 1,267,731
1,295 Dominion Energy Inc 5.750% 10/01/54 BBB- 1,238,942
1,520 Dominion Energy Inc 4.350% N/A (5) BBB- 1,276,985
1,565 Sempra Energy 4.125% 4/01/52 BBB- 1,264,846
2,135 Sempra Energy 4.875% N/A (5) BBB- 1,985,696
Total Multi-Utilities 11,441,285

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels - 5.2%
$ 1,345 Enbridge Inc 5.750% 7/15/80 BBB- $ 1,214,709
1,530 Enbridge Inc 7.625% 1/15/83 BBB- 1,537,453
1,495 Enbridge Inc 6.250% 3/01/78 BBB- 1,375,600
2,740 Enbridge Inc 6.000% 1/15/77 BBB- 2,541,593
3,155 Enbridge Inc 5.500% 7/15/77 BBB- 2,808,267
1,159 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (3)
8.317% 11/01/66 Ba1 889,536
585 Energy Transfer LP 6.500% N/A (5) BB 531,367
1,980 Enterprise Products Operating LLC 5.375% 2/15/78 BBB 1,637,994
2,810 Enterprise Products Operating LLC 5.250% 8/16/77 BBB 2,457,227
760 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 BB 521,516
1,100 Transcanada Trust 5.600% 3/07/82 BBB- 926,959
1,149 Transcanada Trust 5.500% 9/15/79 BBB- 985,555
1,773 Transcanada Trust 5.875% 8/15/76 BBB- 1,672,382
285 Transcanada Trust 5.300% 3/15/77 BBB- 252,778
Total Oil, Gas & Consumable Fuels 19,352,936
Total $1,000 Par (or similar) Institutional Preferred
(cost $55,047,844) 50,643,285
Shares   Description (1) Coupon Ratings (2) Value
X 13,679,042 CONVERTIBLE PREFERRED SECURITIES - 3.7% (2.6% of Total Investments)
X 13,679,042
Electric Utilities - 2.1%
42,154 American Electric Power Co Inc 6.125% BBB $ 2,094,211
52,929 NextEra Energy Inc 6.926% BBB 2,397,154
27,258 NextEra Energy Inc 6.219% BBB 1,336,460
13,353 PG&E Corp 5.500% N/R 1,996,407
Total Electric Utilities 7,824,232
Gas Utilities - 0.3%
26,912 Spire Inc 7.500% N/R 1,274,014
Total Gas Utilities 1,274,014
Independent Power and Renewable Electricity Producers - 0.4%
16,152 AES Corp/The 6.875% BB 1,318,326
Total Independent Power and Renewable Electricity Producers 1,318,326
Industrial REITs - 0.1%
8,146 LXP Industrial Trust 6.500% N/R 404,286
Total Industrial REITs 404,286
Multi-Utilities - 0.5%
8,721 Algonquin Power & Utilities Corp 7.750% N/R 257,269
17,272 NiSource Inc 7.750% BBB- 1,757,426
Total Multi-Utilities 2,014,695
Office REITs - 0.1%
7,952 Equity Commonwealth 6.500% N/R 201,981
Total Office REITs 201,981
Retail REITs - 0.2%
13,092 RPT Realty 7.250% BB 641,508
Total Retail REITs 641,508
Total Convertible Preferred Securities
(cost $13,693,181) 13,679,042

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Shares Description (1) Value
X 1,912,306 INVESTMENT COMPANIES - 0.5% (0.4% of Total Investments)
X 1,912,306
225,628 Digital 9 Infrastructure PLC/Fund $ 175,629
257,803 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
347,238
309,312 Renewables Infrastructure Group Ltd/The 451,332
635,610 Sequoia Economic Infrastructure Income Fund Ltd 620,896
281,910 Starwood European Real Estate Finance Ltd 317,211
Total Investment Companies
(cost $2,188,655) 1,912,306
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X655,851.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% (0.1% of Total Investments)
X 655,851
$ 525 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 4.329% spread), 2019
MILE, 144A(3)
9.476% 7/15/36 N/R $ 386,004
310 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 2.829% spread), 2019
MILE, 144A(3)
7.976% 7/15/36 N/R 269,847
Total Asset-Backed and Mortgage-Backed Securities
(cost $835,000) 655,851
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
X 593,121 VARIABLE RATE SENIOR LOAN INTERESTS - 0.1% (0.1% of Total Investments) (6)
X 593,121
Electric Utilities - 0.1%
$ 596 ExGen Renewables IV, LLC,
Term Loan
8.025% SOFR90A 2.500% 12/15/27 BB- $ 593,121
Total Electric Utilities 593,121
Total Variable Rate Senior Loan Interests
(cost $593,917) 593,121

Investments in Derivatives
Shares Description (1)
Expiration
Date Value
X 51 COMMON STOCK RIGHTS - 0.0% (0.0% of Total Investments)
X 51
Diversified REITs - 0.0%
76,172 Abacus Property Group (4) 7/29/23 $ 51
Total Common Stock Rights
(cost $–) 51
Total Long-Term Investments
(cost $514,522,967) 497,860,822
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  6.8% (4.8% of Total Investments)
24,978,605 REPURCHASE AGREEMENTS - 6.8% (4.8% of Total Investments)
X 24,978,605
$ 1,709 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$1,708,822, collateralized by $1,991,500, U.S. Treasury
Notes, 1.500%, due 11/30/28, value $1,742,833
1.520% 7/03/23 $ 1,708,605
23,270 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$23,279,715, collateralized by $18,978,200,
U.S. Treasury Notes, 3.625%, due 3/31/30, value
$18,717,051; collateralized by $4,960,800, U.S.
Treasury Notes, 4.000%, due 2/28/30, value
$5,018,446
5.010% 7/03/23 23,270,000
Total Repurchase Agreements
(cost $24,978,605) 24,978,605
Total Short-Term Investments
(cost $24,978,605) 24,978,605
Total Investments
(cost $539,501,572 ) - 141.4% 522,839,427
Borrowings - (42.6)% (8),(9) (157,395,000)
Other Assets & Liabilities, Net -   1.2%(10) 4,288,480
Net Assets Applicable to Common Shares - 100% $ 369,732,907
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (14) 9/23 $ (1,601,753) $ (1,571,719) $ 30,034
U.S. Treasury Long Bond (17) 9/23 (2,160,240) (2,157,406) 2,834
U.S. Treasury Ultra 10-Year Note (110) 9/23 (13,194,372) (13,028,125) 166,247
U.S. Treasury Ultra Bond (20) 9/23 (2,701,997) (2,724,375) (22,378)
Total $(19,658,362) $(19,481,625) $176,737
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (11)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 112,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 6,098,088 $ 6,098,088

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JRI
Principal denominated in U.S. Dollars, unless otherwise noted.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Perpetual security. Maturity date is not applicable.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) Borrowings as a percentage of Total Investments is 30.1%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $358,706,444 have been pledged as collateral for borrowings.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
(11) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

.
June 30, 2023 (Unaudited) JRS JRI
ASSETS
Long-term investments, at value
†
$ 330,976,689 $ 497,860,822
Short-term investments, at value
◊
10,135,851 24,978,605
Cash denominated in foreign currencies
^
– 164,853
Unrealized appreciation on interest rate swaps 3,927,950 6,098,088
Receivables:
Dividends 1,662,226 1,764,711
Interest 1,351 3,058,253
Investments sold – 1,941,284
Reclaims – 169,952
Reimbursement from Adviser – 147,970
Other assets 126,686 54,274
Total assets 346,830,753 536,238,812
LIABILITIES
Cash overdraft – 340,512
Cash collateral due to broker
(1)
2,193,001 5,064,547
Borrowings 94,400,000 157,395,000
Payables:
Dividends 4,783,657 2,346,464
Interest 395,299 –
Investments purchased - regular settlement – 524,216
Variation margin on futures contracts – 72,375
Accrued expenses:
Custodian fees 39,922 248,430
Investor relations 45,421 1,204
Management fees 234,747 414,539
Trustees fees 122,692 39,331
Professional fees 14,734 12,592
Shareholder reporting expenses 26,866 36,275
Shareholder servicing agent fees 2,017 –
Other 5,042 10,420
Total liabilities 102,263,398 166,505,905
Net assets applicable to common shares $ 244,567,355 $ 369,732,907
Common shares outstanding 28,892,471 27,416,679
Net asset value ("NAV") per common share outstanding $ 8 .46 $ 13 .49
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 288,925 $ 274,167
Paid-in capital 244,679,889 587,803,456
Total distributable earnings (loss) (401,459) (218,344,716)
Net assets applicable to common shares $ 244,567,355 $ 369,732,907
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
Long-term investments, cost $ 307,504,814 $ 514,522,967
◊
Short-term investments, cost $ 10,135,851 $ 24,978,605
^
Cash denominated in foreign currencies, cost $ — $ 164,669
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the
Portfolio of Investments.

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2023 (Unaudited) JRS JRI
INVESTMENT INCOME
Dividends $ 7,598,930 $ 10,880,042
Interest 114,318 5,651,785
Other income — 288,731
Tax withheld — (532,390)
Total investment income 7,713,248 16,288,168
EXPENSES
– –
Management fees 1,455,792 2,561,900
Shareholder servicing agent fees 4,327 5,758
Interest expense 2,643,651 4,518,427
Trustees fees 5,477 8,866
Custodian expenses 21,445 127,317
Investor relations expenses 40,206 85,398
Professional fees 30,186 37,696
Shareholder reporting expenses 42,370 54,723
Stock exchange listing fees 4,321 4,105
Other 6,765 7,936
Total expenses 4,254,540 7,412,126
Net investment income (loss) 3,458,708 8,876,042
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments and foreign currency (3,132,550) (16,222,215)
Futures contracts — 40,314
Swaps 960,209 1,491,492
Net realized gain (loss) (2,172,341) (14,690,409)
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency 18,358,850 17,918,833
Futures contracts — 56,921
Swaps 248,492 385,781
Change in net unrealized appreciation (depreciation) 18,607,342 18,361,535
Net realized and unrealized gain (loss) 16,435,001 3,671,126
Net increase (decrease) in net assets applicable to common shares from operations $ 19,893,709 $ 12,547,168

Statement of Changes in Net Assets
See Notes to Financial Statements

JRS JRI
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 3,458,708 $ 7,705,983 $ 8,876,042 $ 21,328,203
Net realized gain (loss) (2,172,341) (12,418,737) (14,690,409) (15,844,092)
Change in net unrealized appreciation (depreciation) 18,607,342 (118,450,797) 18,361,535 (79,152,773)
Net increase (decrease) in net assets applicable to common shares from operations 19,893,709 (123,163,551) 12,547,168 (73,668,662)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (9,823,440) (16,220,000) (14,852,440) (21,150,820)
Return of Capital – (7,934,106) – (10,640,540)
Decrease in net assets applicable to common shares from
distributions to common shareholders (9,823,440) (24,154,106) (14,852,440) (31,791,360)
CAPITAL SHARE TRANSACTIONS
Common shares:
Cost of common shares redeemed – – (413,224) –
Net increase (decrease) in net assets applicable to common shares from capital share transactions — — (413,224) —
Net increase (decrease) in net assets applicable to common shares 10,070,269 (147,317,657) (2,718,496) (105,460,022)
Net assets applicable to common shares at the beginning of the period 234,497,086 381,814,743 372,451,403 477,911,425
Net assets applicable to common shares at the end of the
period $ 244,567,355 $ 234,497,086 $ 369,732,907 $ 372,451,403

Statement of Cash Flows
See Notes to Financial Statements

June 30, 2023 (Unaudited)
JRS JRI
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 19,893,709 $ 12,547,168
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (36,803,881) (171,720,994)
Proceeds from sale and maturities of investments 51,037,759 187,579,162
Proceeds from (Purchase of) short-term investments, net (5,485,016) (3,238,258)
Proceeds from (payments for) closed foreign currency spot transactions (40,917) (94,353)
Capital gains and return of capital distributions from investments 583,012 93,182
Amortization (Accretion) of premiums and discounts, net (1,954) (39,818)
(Increase) Decrease in:
Receivable for dividends 256,143 (91,464)
Receivable for interest (1,020) (104,319)
Receivable for reclaims — 35,690
Receivable for reimbursement from Adviser — (101,187)
Receivable for investments sold — 608,478
Receivable for variation margin on futures contracts — 18,141
Other assets (8,293) (17,992)
Increase (Decrease) in:
Payable for interest (45,454) —
Payable for investments purchased - regular settlement — (1,277,555)
Payable for variation margin on futures contracts — 72,375
Accrued custodian fees 39,922 248,430
Accrued investor relations fees 45,421 1,204
Accrued management fees (19,013) (27,983)
Accrued Trustees fees 2,538 276
Accrued professional fees 14,734 12,592
Accrued shareholder reporting expenses 26,866 36,275
Accrued shareholder servicing agent fees 2,017 —
Accrued other expenses (123,262) (367,751)
Net realized (gain) loss from investments and foreign currency 3,132,550 16,222,215
Change in net unrealized (appreciation) depreciation of investments and foreign currency (18,358,850) (17,918,833)
Change in net unrealized (appreciation) depreciation of swaps (248,492) (385,781)
Net cash provided by (used in) operating activities 13,898,519 22,088,900
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayments) of borrowings (10,000,000) (9,590,000)
Increase (Decrease) in:
Cash overdraft — 340,512
Cash collateral due to broker 1,141,264 (22,914)
Cash overdraft  denominated in foreign currencies — (55,494)
Cash distributions paid to common shareholders (5,039,783) (12,505,976)
Cost of common shares redeemed — (413,224)
Net cash provided by (used in) financing activities (13,898,519) (22,247,096)
Net increase (decrease) in cash denominated in foreign currencies – (158,196)
Cash at the be ginning of period — 323,049
Cash denominated in foreign currencies at the end of period $ — $ 164,853
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JRS JRI
Cash paid for interest (excluding borrowing costs)
$ 2,689,102 $ 4, 493,936

Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JRS
JRI
6/30/23(d)
2.20% (e)
2.41% (e)
12/31/22
1.01
1.04
12/31/21
0.27
0.34
12/31/20
0.48
0.66
12/31/19
1.15
1.28
12/31/18
1.14
1.20
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
0
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JRS
6/30/23(d) $ 8.12 $ 0.12 $ 0.56 $ 0.68 $ (0.34) $ — $ — $ (0.34) $ — $ 8.46 $ 7.43
12/31/22 13.22 0.27 (4.54) (4.27) (0.26) (0.30) (0.27) (0.83) — 8.12 7.56
12/31/21 9.63 0.25 4.10 4.35 (0.20) (0.56) — (0.76) — 13.22 12.82
12/31/20 11.35 0.26 (1.22) (0.96) (0.23) (0.46) (0.07) (0.76) — 9.63 8.44
12/31/19 9.47 0.27 2.37 2.64 (0.27) (0.49) — (0.76) — 11.35 10.62
12/31/18 11.35 0.33 (1.36) (1.03) (0.33) (0.37) (0.15) (0.85) — 9.47 8.46
JRI
6/30/23(d) 13.57 0.32 0.14 0.46 (0.54) — — (0.54) —(f) 13.49 11.42
12/31/22 17.41 0.78 (3.46) (2.68) (0.77) — (0.39) (1.16) — 13.57 11.70
12/31/21 15.84 1.00 1.73 2.73 (1.09) — (0.07) (1.16) — 17.41 16.12
12/31/20 20.04 0.80 (3.78) (2.98) (0.99) — (0.23) (1.22) —(f) 15.84 13.46
12/31/19 16.48 0.91 3.94 4.85 (1.29) — — (1.29) — 20.04 18.36
12/31/18 19.61 1.05 (2.93) (1.88) (1.12) — (0.15) (1.27) 0.02 16.48 13.63
(a) Based on average shares outstanding.
(b) Percentage is not annualized.
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to borrowings and/or reverse repurchase agreements, where applicable, as follows:

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
8.50% 2.88% $ 244,567 3.53% (e) 2.87% (e) 11%
(32.94) (35.25) 234,497 2.33 2.58 58
46.38 62.73 381,815 1.54 2.16 92
(7.42) (12.24) 278,287 1.79 2.83 116
28.18 34.80 327,788 2.45 2.40 104
(9.44) (17.93) 273,616 2.43 3.10 67
3.37 2.15 369,733 3.96 (e) 4.74 (e) 33
(15.83) (20.83) 372,451 2.63 5.09 71
17.73 29.09 477,911 1.82 5.94 73
(14.15) (19.31) 434,736 2.20 5.26 102
30.18 45.48 550,464 2.80 4.84 90
(9.90) (17.07) 452,703 27.70 5.73 92
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Financial Highlights
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
JRS
6/30/23(c) $ 94,400 $ 3,591
12/31/22 104,400 3,246
12/31/21 144,000 3,651
12/31/20 110,000 3,530
12/31/19 131,500 3,493
12/31/18 126,000 3,172
JRI
6/30/23(c) 157,395 3,349
12/31/22 166,985 3,230
12/31/21 197,935 3,414
12/31/20 166,035 3,618
12/31/19 222,225 3,477
12/31/18 215,225 3,103
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the results by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Unaudited.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Real Estate Income Fund (JRS)
Nuveen Real Asset Income and Growth Fund (JRI)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. JRS and JRI were organized as Massachusetts business trusts on August 27, 2001 and January 10, 2012, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages JRS's investment portfolio and Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolio of JRI. The Adviser is responsible for managing the Funds' investments in swap contracts.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share
By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
JRS makes quarterly cash distributions, while JRI makes monthly cash distributions to common shareholders of a stated dollar amount per share.
Subject to approval and oversight by the Board, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the
Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a non-taxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during

Notes to Financial Statements
(Unaudited) (continued)
a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in a Fund’s portfolio. Distributions received from certain securities in which a Fund invests, most notably real estate investment trust securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in a Fund’s ordinary income until such time a Fund is notified by the issuer of the actual tax character.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, JRI’s investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend
JRI Value
% of Total
Investments
Country:
Canada $ 60,972,080 11.7%
United Kingdom 21,386,989 4.1
Australia 19,643,782 3.8
Hong Kong 17,706,274 3.4
Italy 15,636,050 3.0
Singapore 11,857,875 2.3
Spain 10,112,814 1.9
France 5,492,471 1.0
Portugal 4,397,535 0.8
Japan 4,150,652 0.8
Other 14,757,731 2.8
Total non-U.S. Securities $186,114,253 35.6%

date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 220,070,810 $ – $ – $ 220,070,810
Real Estate Investment Trust Preferred Stocks 105,434,018 3,390,236 – 108,824,254
$25 Par (or similar) Retail Preferred 2,081,625 – – 2,081,625
Short-Term Investments:
Repurchase Agreements – 10,135,851 – 10,135,851
Investments in Derivatives:
Interest Rate Swaps* – 3,927,950 – 3,927,950
Total $ 327,586,453 $ 17,454,037 $ – $ 345,040,490
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 130,000,456 $ – $ 130,000,456
Common Stocks 61,568,018 54,087,146 – 115,655,164
Real Estate Investment Trust Common Stocks 75,030,905 36,050,186 2,246** 111,083,337
$25 Par (or similar) Retail Preferred 72,888,021 750,188 – 73,638,209
$1,000 Par (or similar) Institutional Preferred – 50,643,285 – 50,643,285
Convertible Preferred Securities 12,405,028 1,274,014 – 13,679,042
Investment Companies 1,460,974 451,332 – 1,912,306
Asset-Backed and Mortgage-Backed Securities – 655,851 – 655,851
Variable Rate Senior Loan Interests – 593,121 – 593,121
Common Stock Rights – – 51** 51
Short-Term Investments:
Repurchase Agreements – 24,978,605 – 24,978,605
Investments in Derivatives:
Interest Rate Swaps* – 6,098,088 – 6,098,088
Futures Contracts* 176,737 – – 176,737
Total $ 223,529,683 $ 305,582,272 $ 2,297 $ 529,114,252

4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, JRI may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Fund had no such outstanding unfunded senior loan commitments.
Participation Commitments
:
With respect to the senior loans held in JRI’s portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Futures Contracts:
During the current fiscal period, JRI used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
Fund Counterparty
Short-term
Investments, at
Value
Collateral
Pledged
(From)
Counterparty
JRS Fixed Income Clearing Corporation $ 10,135,851 $ 10,338,588
JRI Fixed Income Clearing Corporation 24,978,605 25,478,330
Fund
Purchases
Sales and
Maturities
JRS
$ 36,803,881 $ 51,037,759
JRI
171,720,994 187,579,162

Notes to Financial Statements
(Unaudited) (continued)
equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
The Funds may enter into an interest rate swap contract to gain or reduce exposure to interest rates, to manage duration, the yield curve or interest rate risk. During the current fiscal period, each Fund continued to utilize forward starting interest rate swap contracts to partially hedge its future interest cost of leverage, which is through the use of bank borrowings.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swaps on the
Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JRI $ 19,577,715
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JRS $ 72,400,000
JRI 112,400,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest
Rate Swaps***
Gross Unrealized
(Depreciation) Interest Rate
Swaps***
Net Unrealized
Appreciation(Depreciation)
on Interest Rate Swaps
Collateral
Pledged to (from)
Counterparty Net Exposure
JRS Morgan Stanley Capital Services LLC $ 3,927,950 $ -   $ 3,927,950 $ (3,513,474) $ 414,476
JRI Morgan Stanley Capital Services LLC 6,098,088 -   6,098,088 (5,642,730) 455,358
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JRS
Interest Rate Swaps Interest rate Unrealized
appreciation on
swap contracts
$ 3,927,950 - $ –
1 1 1 1 1 1 1 1
JRI
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
199,115 Unrealized
depreciation on
futures contracts
*
(22,378)
Interest Rate Swaps Interest rate Unrealized
appreciation on
swap contracts
6,098,088 - –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JRS
Swap contracts Interest $ 960,209 $ 248,492
JRI
Futures contracts Interest 40,314 56,921
Swap contracts Interest 1,491,492 385,781
JRI
Six Months
Ended
6/30/23
Year Ended
12/31/22
Common Shares:
Repurchased and retired 37,001 —
Total 37,001 —

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Security Capital and NAM are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund
JRI
Six Months
Ended
6/30/23
Year Ended
12/31/22
Weighted average common share:
Price per share repurchased and retired 11.15 –
Discount per share repurchased and retired (16.36)% –%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JRS
$ 324,961,986 $ 55,329,098 $ (35,250,594) $ 20,078,504
JRI
549,045,819 24,671,320 (44,602,887) (19,931,567)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JRS
$ — $ — $ 1,471,162 $ (11,529,422) $ — $ (253,936) $ (10,312,196)
JRI
— — (38,221,607) (177,567,809) — (212,036) (216,001,452)
Fund
Short-Term Long-Term Total
JRS
$ 11,529,422 $ — $ 11,529,422
JRI
1
59,549,016 118,018,793 177,567,809
1
A portion of JRI's capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.

shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of June
30, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
9. Fund Leverage
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each
Fund’s maximum commitment amount under these Borrowings is as follows:
Average Daily Managed Assets*
JRS
Fund-Level Fee
Rate
JRI
Fund-Level
Fee Rate
For the first $500 million 0.7000% 0.8000%
For the next $500 million 0.6750 0.7750
For the next $500 million 0.6500 0.7500
For the next $500 million 0.6250 0.7250
For managed assets over $2 billion 0.6000 0.7000
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
JRS
0.1595%
JRI
0.1595%
Fund
Amount
JRS
$ -
JRI
288,731

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
On June 29, 2023, JRI entered into a new Borrowing facility and changed its interest on Borrowings to Daily Secured Overnight Financing Rate
(SOFR) plus 0.600% per annum on the amount borrowed. All other terms remained unchanged.
For JRS interest is charged on these Borrowings at 1-Month Term SOFR plus 0.610% per annum on the amounts borrowed. For JRI interest is charged on these Borrowings at Daily SOFR plus 0.600% (1-Month Term SOFR plus 0.750% prior to June 29, 2023) per annum on the amounts borrowed and 0.125% per annum (for the period January 1, 2023 through June 29, 2023) on the undrawn balance.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense” on the Statement of Operations.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The Securities and Exchange Commission (the "SEC") has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions.
The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Commitment
Amount
JRS
$ 150,000,000
JRI
200,000,000
Fund
Outstanding
Balance on
Borrowings
JRS $ 94,400,000
JRI 157,395,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JRS
181 $ 98,930,387 5.39%
JRI
181 162,402,845 5.61

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Real Estate Income Fund (JRS)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Real estate investments may suffer due to economic downturns and changes in commercial real estate values, rents, property taxes, interest rates and tax laws. The Fund’s concentration in real estate may involve greater risk and volatility than more diversified investments. Prices of equity securities may decline significantly over short or extended periods of time. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks such as preferred securities risk, seethe Fund’s web page at www.
nuveen.com/JRS.
Nuveen Real Asset Income and Growth Fund (JRI)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Concentration in specific sectors may involve greater risk and volatility than more diversified investments: real estate investments may suffer due to economic downturns and changes in real estate values, rents, property taxes, interest rates and tax laws; infrastructure-related securities may face adverse economic, regulatory, political, and legal changes. Prices of equity securities may decline significantly over short or extended periods of time. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful.
For these and other risks such as foreign investment risk, see the Fund’s web page at www.nuveen.com/JRI .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Ave
Suite 1
Boston, MA
02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A. 150 Royall Street
Canton, MA 02021
(800) 257-8787
JRS JRI
Common shares repurchased 0 37,000

Glossary of Terms Used in this Report
(Unaudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as the investment adviser to such Fund, and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Real Estate Income Fund
(the “Real Estate Income Fund”), Security Capital Research & Management Incorporated (“Security Capital”), pursuant to which Security Capital serves as the investment sub-adviser to such Fund; and (b) in the case of Nuveen Real Asset Income and Growth Fund (the “Real Asset Income and
Growth Fund”), Nuveen Asset Management, LLC (“NAM,” and NAM and Security Capital are each, a “Sub-Adviser”), pursuant to which NAM serves as the investment sub-adviser to such Fund, for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Advisers were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Advisers in providing services to the applicable Fund(s).
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Advisers and recognized that each Sub-Adviser and its investment personnel generally are responsible for the management of the applicable Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the Sub-Adviser or applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the
Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the
Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of each Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For the Real Estate Income Fund, the Board noted that the Fund’s performance was below the performance of its blended benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one- and five-year periods ended March 31, 2023, the Fund outperformed its blended benchmark and ranked in the second quartile of its Performance Peer Group for the three-year period ended March 31, 2023. In considering performance, the Board recognized that the Performance Peer Group was classified as low for relevancy. The Board further noted that the Fund’s use of leverage detracted from the Fund’s performance in 2022 but was accretive to overall common share income. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For the Real Asset Income and Growth Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer
Group for the three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-
year period ended March 31, 2023, the Fund outperformed its blended benchmark for the three-year period ended March 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023. In considering performance, the
Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.

The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund.
The Independent Board Members noted that (a) the Real Estate Income Fund had an actual management fee and a net total expense ratio that were below the respective peer averages; and (b) the Real Asset Income and Growth Fund had an actual management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or NAM
(an affiliated sub-adviser), such other clients may include: retail and institutional managed accounts sub-advised by such Sub-Adviser;
hedge funds or other structured products managed by such Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by such Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by such Sub-Adviser; and collective investment trusts sub-advised by such Sub-Adviser. The Board further noted that the Adviser also advised, and NAM sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable.
The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by NAM, the hedge funds advised by NAM (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that NAM’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
The Board recognized that Security Capital was an unaffiliated sub-adviser. With respect to Security Capital, the Independent Board
Members reviewed the average fee rates that such Sub-Adviser charges for other clients. The Independent Board Members noted that the
Sub-Advisory Agreement with Security Capital, including the fees thereunder, was the result of arm’s length negotiations and that such Sub-
Adviser’s fees were reasonable in relation to the fees it assessed other clients.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM, the Independent Board Members reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for NAM for the calendar years ending December 31, 2022 and December 31, 2021. With respect to Security Capital, the Independent Board Members considered a margin analysis for such Sub-
Adviser, generally including revenues, expenses and operating margins for its advisory services to the applicable Nuveen funds for the calendar years 2022 and 2021. With respect to Security Capital, which is unaffiliated with Nuveen, the Board recognized that the sub-
advisory fee would have been established through arm’s length negotiations between the Adviser and such Sub-Adviser, and the Adviser pays such Sub-Adviser out of its own revenues.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and each Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.
In addition, the Independent Board Members noted that while various sub-advisers to the Nuveen funds (including NAM) do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions, Security Capital may engage in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen fund(s).
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0623P 3020109-INV-B-8/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED	(b) AVERAGE PRICE PAID PER SHARE (OR UNIT)	(c) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	(d)* MAXIMUM NUMBER (OR APPROXIMATE DOLLAR VALUE) OF SHARES (OR UNITS) THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
JANUARY 1-31, 2023	0	0.0000	0	2,745,000

FEBRUARY 1-28, 2023	0	0.0000	0	2,745,000

MARCH 1-31, 2023	0	0.0000	0	2,745,000

APRIL 1-30, 2023	0	0.0000	0	2,745,000

MAY 1-31, 2023	0	0.0000	0	2,745,000

JUNE 1-30, 2023	37,000	11.1482	37,000	2,708,000

TOTAL	37,000

*

The registrant’s repurchase program, for the repurchase of 2,745,000 shares on August 3rd, 2022. Due to the change in cycle for annual renewals, the program was reauthorized for a maximum repurchase amount of 2,745,000 shares on February 14th, 2023. Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: September 6, 2023